Leases - Schedule of Carrying Amount of Lease Liabilities and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Lease Liabilities and the Movements [Abstract]
As of beginning	$ (1,191)	$ (2,237)
Additions	(687)
Accretion of interest recognized during the year	(50)	(83)	$ (133)
Payments	1,020	1,103	1,070
Exchange differences	12	26
As of ending	$ (896)	$ (1,191)	$ (2,237)